SCM Trust

1125 17th St., Ste. 2550

Denver, CO 80202

May 3, 2024

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	SCM Trust (the “Trust”)
File Nos. 333-176060 and 811-05617

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under Rule 497(c), the Trust hereby certifies that the forms of Prospectuses and Statements of Additional Information for the Trust, each dated May 1, 2024, do not differ from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 68 to the Trust’s Registration Statement on Form N-1A under the Securities Act, the text of which was filed electronically with the U. S. Securities and Exchange Commission on April 29, 2024 via EDGAR (Accession No. 0001999371-24-005392).

The SEC Staff is kindly requested to address any comments on this filing to me at (303) 228-8983.

Sincerely,

/s/Gregory T. Pusch

Gregory T. Pusch

Secretary

SCM Trust

cc:   Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP